Loans and Debentures (Schedule of Classification Based on Currencies and Interest Rates) (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Debentures		$ 509,587	$ 455,955
Loans from banks and others		1,142,116	726,625
In Shekels [Member]
Disclosure of detailed information about borrowings [line items]
Debentures	[1]	586,014	514,177
Loans from banks and others	[2]	1,183,130	752,922
Borrowings By Currency And Interest Rate Classification		$ 1,769,144	$ 1,267,099

[1]	Annual interest rates between 2.5% to 6.2% (2024: 2.5% to 6.2%).
[2]	Hadera: Annual interest between 2.4% to 3.9% (for the linked loans) and between 3.6% to 5.4% (for the unlinked loans); OPC Israel: Annual interest of prime plus 0.3% to 0.4%